Schedule of warrant activities (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants Outstanding, Beginning balance	8,917,250	8,917,250	8,917,250
Ordinary Shares Issuable, Beginning balance	222,931	222,931	222,931
Weighted Average Exercise Price, Beginning balance	$ 230.00	$ 230.00	$ 230.00
Average Remaining Contractual Life, Outstanding	1 year 10 months 17 days	2 years 10 months 17 days	3 years 10 months 17 days	4 years 10 months 17 days
Warrants, Granted
Ordinary Shares Issuable, Granted
Weighted Average Exercise Price, Granted
Warrants, Forfeited
Ordinary Shares Issuable, Forfeited
Weighted Average Exercise Price, Forfeited
Warrants, Exercised
Ordinary Shares Issuable, Exercised
Weighted Average Exercise Price, Exercised
Warrants Outstanding, Ending balance	8,917,250	8,917,250	8,917,250	8,917,250
Ordinary Shares Issuable, Ending balance	222,931	222,931	222,931	222,931
Weighted Average Exercise Price, Ending balance	$ 230.00	$ 230.00	$ 230.00	$ 230.00